Document and Entity Information	Nov. 29, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Registrant Name	Fidelity Destiny Portfolios
Central Index Key	0000035331
Investment Company Type	N-1A
Amendment Flag	false